Document and Entity Information	Dec. 31, 2017
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2017
Registrant Name	Forethought Variable Insurance Trust
Central Index Key	0001580353
Amendment Flag	false
Document Creation Date	Dec. 04, 2018
Document Effective Date	Dec. 04, 2018
Prospectus Date	Apr. 27, 2018